SEGMENTED INFORMATION - Summary of Segments by Balance Sheet Disclosures (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 823		$ 764
Property, plant and equipment, at fair value	49,594		49,432
Total assets	57,030		55,867
Total borrowings	23,415		21,529
Other liabilities	10,614		10,342
Additions to property, plant and equipment	932	$ 552
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	437		540
Property, plant and equipment, at fair value	28,688		28,943
Total assets	32,380		32,111
Total borrowings	13,498		13,172
Other liabilities	7,717		7,248
Additions to property, plant and equipment	262	243
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(47)		(28)
Property, plant and equipment, at fair value	(1,148)		(1,111)
Total assets	(584)		(518)
Total borrowings	(354)		(351)
Other liabilities	(221)		(167)
Additions to property, plant and equipment	(20)	(3)
Non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	433		252
Property, plant and equipment, at fair value	22,054		21,600
Total assets	25,234		24,274
Total borrowings	10,271		8,708
Other liabilities	3,118		3,261
Additions to property, plant and equipment	690	312
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	58		41
Property, plant and equipment, at fair value	14,994		15,188
Total assets	16,618		16,456
Total borrowings	4,058		4,126
Other liabilities	4,749		4,499
Additions to property, plant and equipment	55	57
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	28		4
Property, plant and equipment, at fair value	1,746		1,680
Total assets	1,931		1,833
Total borrowings	270		261
Other liabilities	93		91
Additions to property, plant and equipment	24	28
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	13		16
Property, plant and equipment, at fair value	1,959		2,032
Total assets	2,195		2,277
Total borrowings	625		526
Other liabilities	636		644
Additions to property, plant and equipment	2	30
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	39		30
Property, plant and equipment, at fair value	3,250		3,286
Total assets	3,631		3,665
Total borrowings	1,602		1,628
Other liabilities	800		771
Additions to property, plant and equipment	27	44
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	1		5
Property, plant and equipment, at fair value	279		277
Total assets	314		292
Total borrowings	88		74
Other liabilities	9		8
Additions to property, plant and equipment	9	5
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	106		46
Property, plant and equipment, at fair value	633		676
Total assets	842		842
Total borrowings	407		474
Other liabilities	229		218
Additions to property, plant and equipment	8	21
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	13		6
Property, plant and equipment, at fair value	274		266
Total assets	355		342
Total borrowings	193		195
Other liabilities	35		52
Additions to property, plant and equipment	1	0
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	111		104
Property, plant and equipment, at fair value	3,368		3,355
Total assets	3,861		3,746
Total borrowings	2,601		2,736
Other liabilities	662		435
Additions to property, plant and equipment	101	47
Distributed energy & sustainable solutions | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	54		43
Property, plant and equipment, at fair value	2,185		2,183
Total assets	2,485		2,366
Total borrowings	1,098		996
Other liabilities	189		227
Additions to property, plant and equipment	34	9
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	14		245
Property, plant and equipment, at fair value	0		0
Total assets	148		292
Total borrowings	2,556		2,156
Other liabilities	315		$ 303
Additions to property, plant and equipment	$ 1	$ 2